Goodwill and Other Intangibles - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) reporting_unit	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Finite-Lived Intangible Assets [Line Items]
Number of reporting units | reporting_unit	2
Amortization of intangible assets	$ 1,198,000	$ 219,000	$ 596,000
Impairment of intangible assets, finite-lived	$ 0	$ 0	$ 0
Core deposits
Finite-Lived Intangible Assets [Line Items]
Original amortization period	10 years
Remaining useful life	8 years 10 months 24 days